Other disclosures - Risk review - Loans and advances assessed as impaired (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	£ 11,286	£ 12,040
Financial assets impaired [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,990	5,432
Financial assets impaired [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,199	4,449
Financial assets impaired [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,097	2,159
Total Collectively assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	8,678	9,148
Total Collectively assessed [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,068	4,612
Total Collectively assessed [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3,897	3,957
Total Collectively assessed [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	713	579
Total Collectively assessed [member] | Past due up to 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,157	4,289
Total Collectively assessed [member] | Past due up to 1 month [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,622	2,866
Total Collectively assessed [member] | Past due up to 1 month [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	989	1,135
Total Collectively assessed [member] | Past due up to 1 month [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	546	288
Total Collectively assessed [member] | Past due 1-2 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	843	1,202
Total Collectively assessed [member] | Past due 1-2 months [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	465	795
Total Collectively assessed [member] | Past due 1-2 months [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	344	354
Total Collectively assessed [member] | Past due 1-2 months [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	34	53
Total Collectively assessed [member] | Past due 2-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	465	486
Total Collectively assessed [member] | Past due 2-3 months [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	200	201
Total Collectively assessed [member] | Past due 2-3 months [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	245	250
Total Collectively assessed [member] | Past due 2-3 months [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	20	35
Total Collectively assessed [member] | Past due 3-6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	843	886
Total Collectively assessed [member] | Past due 3-6 months [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	304	298
Total Collectively assessed [member] | Past due 3-6 months [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	511	516
Total Collectively assessed [member] | Past due 3-6 months [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	28	72
Total Collectively assessed [member] | Past due 6 months and over [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,370	2,285
Total Collectively assessed [member] | Past due 6 months and over [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	477	452
Total Collectively assessed [member] | Past due 6 months and over [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1,808	1,702
Total Collectively assessed [member] | Past due 6 months and over [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	85	131
Individually assessed for impairment [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,608	2,892
Individually assessed for impairment [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	922	820
Individually assessed for impairment [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	302	492
Individually assessed for impairment [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	£ 1,384	£ 1,580